SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Schedule of Stock-Based Compensation Expenses
The stock-based compensation expenses are included as follows in the expense categories:

	Year ended December 31,
	2016	2015	2014

Cost of revenue	$23	$110	$399
Research and development expenses, net	1,522	2,157	1,862
Marketing and business development expenses	147	255	162
General and administrative expenses	1,392	1,251	1,210

	$3,084	$3,773	$3,633

Non-employees [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Schedule Of Option Activity
Options to non-employees:

	Year ended December 31, 2016
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		$	Years

Options outstanding at beginning of year	609,500	6.39	3.97
Options granted	280,000	5.95
Options exercised	60,733	5.34
Options expired	71,947	6.00
Options forfeited	20,000	7.79

Options outstanding at end of year	736,820	6.31	4.38

Options vested and expected to vest at end of year	736,820	6.31	4.38

Exercisable at end of year	306,820	6.72	3.44

Schedule Of weighted-average assumptions for general options granted
The Company used the following weighted-average assumptions for general options granted to non-employees:

	Year ended December 31,
	2016	2015	2014

Volatility	49.92%	51%	64%
Risk-free interest rate	1.98%	1.85%	1.77%
Dividend yield	0%	0%	0%
Expected life (years)	5.29	5.6	5.7

Employees and Directors [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Schedule Of Option Activity
Transactions related to the grant of options to employees and directors under the above plans during the year ended December 31, 2016, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at beginning of year	7,144,270	4.98	6.52	12,861
Options granted	1,390,400	6.44
Options exercised	498,557	4.28
Options forfeited	417,486	7.20
Options expired	13,976	5.52

Options outstanding at end of year	7,604,651	5.17	6.27	6,535

Options vested and expected to vest at end of year	7,445,866	5.14	6.22	6,535

Exercisable at end of year	4,628,957	4.01	4.65	6,533